As filed with the Securities and Exchange Commission on September 9, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6194

The Chaconia Income & Growth Fund, Inc.
(Exact name of registrant as specified in charter)

C/O U.S. Bancorp Fund Services, LLC
615 E. Michigan St., Third Floor, Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Foley & Lardner LLP
777 E. Wisconsin Ave., Milwaukee, WI 53202
(Name and address of agent for service)

1-800-368-3322
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2006

Date of reporting period: June 30, 2006

Item 1. Report to Stockholders.

CHACONIA INCOME & GROWTH FUN, INC.
LETTER TO SHAREHOLDERS

Dear Shareholders:

The Chaconia Income and Growth Fund was down 0.73% for the first half of 2006 as both the equity and fixed income market returns were limited by inflation concerns, rising interest rates and political instability and conflict. Positive returns in the first quarter of 2006 were offset by losses in the second quarter of 2006. The return of the blended benchmark (70% weighted by the S&P 500 Index and 30% the Lehman Government Credit Bond Index) for the first half of the year was a modest +0.8%. While the goal of the Chaconia Income and Growth Fund is to outperform the market every quarter, we also understand consistency over a full market cycle is also important and we remain ahead of the market over the past three years.

US Market Review for First Half 2006

Following the first quarter’s solid gains, the second quarter of 2006 was marked by a significant pullback.  Volatility also returned during the quarter, with the equity markets rising and falling 2% or more on several days. The quarter ended with the S&P 500 falling 1.5% and the Lehman Government Credit Bond Index also losing a little more than 1%. In the second quarter of 2006 we witnessed the 16th and 17th consecutive hikes in the Fed Funds rate. It should be noted that the Federal Reserve modified its language at the end of the quarter, signaling that its cycle of interest rate increases may be approaching an end. Historically, equity markets have responded well as short term interest rates peak and the market begins to look for a more accommodating monetary policy. Despite near term pressures, the U.S. consumer remains resilient. Consumer spending growth has slowed from a very strong level of almost 5% at the beginning of the year, to more modest expectations of 2-3% for the remainder of the year. Employment has also been very strong, with the unemployment rate dropping to 4.7% during the quarter to reach a four-year low. The robust housing market has started to slow, with mixed signals regarding future activity. While rising rates and excess inventories in a few select markets will have a near-term impact on the industry, longer-term prospects remain attractive, with a recent Harvard study pointing to estimates that demand in the next ten years will exceed that of the ten years prior.

After solid performance in the first quarter of 2006, both equity and debt securities in the Chaconia Income and Growth Fund declined in the second quarter along with the broader equity and fixed income markets. However, despite an overall modest decline, a number of stocks and bonds in the portfolio performed well. Bank of America, the global consumer, small business, corporate and investment bank, rose 7% as recent acquisitions, including MBNA, will likely support higher earnings growth in the future and allow cost savings to be realized. Another strong performer was Boeing, the global aerospace company. Boeing rose 6% due to a combination of a growing book of orders, increasing demand for a new generation of lighter fuel efficient aircraft.

Rising rates across the board led to bonds losses over the first half of the year. The Lehman Government Credit was negative for both the first and second quarter of 2006. The Credit sector lagged the most over the six month period and was down 1.6%. Treasury sector lost 1.3% while Agencies were flat. The performance of the fixed income component of the Fund was muted by the underweight in US Treasury notes. However, our overweight in secured corporate credits airline equipment trust certificates bolstered performance. This sector of corporate credits was again the best performing over the last quarter, year-to-date and past year. However, secured equipment trust certificates in the rail sector lagged general corporate credits.

Outlook For Second Half 2006

The primary question facing the equity markets is whether the economy can continue to grow in the face of higher interest rates and consistently high energy prices. Investors also wonder when the Federal Reserve Board end its tightening cycle and have they gone too far in raising rates. The U.S. economy has continued to post strong growth despite rising energy prices, budget/trade deficits and rising interest rates. The Chaconia Income and Growth Fund is well positioned to benefit from an environment of continued solid economic fundamentals and corporate growth. Equity and debt securities of companies that have demonstrated the ability to both consistently perform and deliver value to their customers should continue to reward prudent investors. We maintain our focus in selecting such securities for the Chaconia Income and Growth Fund. We will continue to employ our investment philosophy as we work hard to deliver for our shareholders.

Sincerely,

/s/Michael Alexander
Michael Alexander
President

June 30, 2006

The performance data included above represents past performance and is no guarantee of future results.  The investment return and prinicpal value of your investment in the Chaconia Income & Growth Fund will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

CHACONIA INCOME & GROWTH FUND, INC.
Additional Information on Fund Expenses
For the Six Months Ended June 30, 2006

As a shareholder of the a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (01/1/06 - 06/30/06).

Actual Expenses
The first line of the table below provides information about account values based on actual returns and actual expenses. Although the Fund charges no sales load, redemption fees (other than a 2.00% redemption fee for shares held less than 30 calendar days after purchase), or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently the Fund’s transfer agent charges a $15.00 fee. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ""Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about account values based on a hypothetical return and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

CHACONIA INCOME & GROWTH FUND, INC.
Additional Information on Fund Expenses (continued)
For the Six Months Ended June 30, 2006

	Beginning Value 01/1/06	Ending Value 06/30/06	Expenses Paid During the Period 01/1/06 - 06/30/06*
Actual	$1,000.00	$992.70	$17.10
Hypothetical (5% annual return before expenses)	$1,000.00	$1,007.64	$17.22

•	Expenses are equal to the Fund’s annualized expense ratio of 3.47% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

CHACONIA INCOME & GROWTH FUND, INC.
Schedule of Investments
June 30, 2006 (Unaudited)

Number of Shares		Market Value
	COMMON STOCKS - 77.51%
	Aerospace & Defense - 2.50%
5,500	The Boeing Company	$450,505
	Basic Materials - 1.92%
8,900	The Dow Chemical Company	347,367
	Business Services - 1.68%
6,700	Automatic Data Processing, Inc.	303,845
	Capital Goods - 1.86%
10,200	General Electric Company	336,192
	Consumer Merchandising - 1.33%
10,500	The TJX Companies, Inc.	240,030
	Consumer Staples - 2.89%
4,800	Target Corporation	234,576
9,600	The Walt Disney Company	288,000
		522,576
	Financial Services - 18.69%
6,800	Bank of America Corporation	327,080
10,400	Citigroup, Inc.	501,696
10,798	Countrywide Financial Corporation	411,188
7,600	Fannie Mae	365,560
4,800	Freddie Mac	273,648
4,300	The Goldman Sachs Group, Inc.	646,849
8,300	Merrill Lynch & Co., Inc.	577,348
4,308	Morgan Stanley	272,308
		3,375,677
	Food & Beverages - 4.73%
12,500	Darden Restaurants, Inc.	492,500
7,200	Yum! Brands, Inc.	361,944
		854,444
	Health Care - 8.69%
6,900	Beckman Coulter, Inc.	383,295
9,300	Boston Scientific Corp. *	156,612
5,900	Express Scripts, Inc. *	423,266
8,800	Pfizer Inc.	206,536
5,500	Wellpoint Inc. *	400,235
		1,569,944
	Insurance - 3.86%
6,700	The Allstate Corporation	366,691
5,600	American International Group, Inc.	330,680
		697,371
	Integrated Oils - 8.68%
7,500	Apache Corporation	511,875
8,300	Devon Energy Corporation	501,403
5,400	Occidental Petroleum Corporation	553,770
		1,567,048
	Multimedia - 0.22%
2,300	Time Warner Inc.	39,790
	Multi-Utilities - 1.40%
8,600	Duke Energy Corporation	252,582
	Mutual Funds - 3.35%
237,123	Trinidad & Tobago Unit Trust Corporation First Unit Scheme * (f) (a)	605,542
	Semiconductors - 3.78%
21,900	Intel Corporation	416,100
6,800	International Rectifier Corporation *	265,744
		681,844
	Technology - 5.43%
24,600	Corning Incorporated *	595,074
11,700	Flextronics International Ltd. * (f)	124,254
3,400	International Business Machines Corporation (IBM)	261,188
		980,516
	Telecommunications - 5.32%
17,000	American Tower Corporation - Class A *	$529,040
13,400	Avaya, Inc. *	153,028
13,800	Motorola, Inc.	278,070
		960,138
	Transportation - 1.18%
2,300	Union Pacific Corporation	213,808

	TOTAL COMMON STOCKS (Cost $10,404,710)	13,999,219

See Notes to the Financial Statements.

CHACONIA INCOME & GROWTH FUND, INC.
Schedule of Investments (continued)
June 30, 2006 (Unaudited)

Principal		Market
Amount		Value
	CORPORATE BONDS - 3.19%
	Transportation - 2.65%
	The Burlington Northern and Santa Fe Railway Company,
111,871	5.943%, 01/15/2022	112,173
	Continental Airlines Inc. Pass Thru Certificates
76,323	Series 2000-2, 7.707%, 04/02/2021	79,785
	FedEx Corporation,
90,000	1993-A, 8.760%, 05/22/2015	98,746
	Norfolk Southern Corp.
100,000	5.257%, 09/17/2014	96,281
	Union Pacific Corporation
99,185	2003-1, 4.698%, 01/02/2024	91,039
		478,024
	Non-depository Credit Institutions - 0.54%
	Residential Capital Corp.
100,000	6.375%, 06/30/2010	98,724

	TOTAL CORPORATE BONDS (Cost $593,671)	576,748

	ASSET BACKED SECURITIES - 3.06%
	California Infrastructure PG&E
5,694	Series 1997-1, Class A7, 6.420%, 09/25/2008	5,711
44,649	Comed Transitional Funding Trust	44,670
	Series 1998-1, Class A6, 5.630%, 06/25/2009
	Connecticut RRB Special Purpose Trust CL&P
90,000	Series 2001-1, Class A5, 6.210%, 12/30/2011	91,716
	CPL Transition Funding LLC
100,000	Series 2002-1, Class A5, 6.250%, 01/15/2017	103,576
	Massachusetts RRB Special Purpose
100,000	Series 2005-1, Class A2, 3.780%, 09/15/2010	97,949
	PSE&G Transition Funding LLC
100,000	Series 2001-1, Class A7, 6.750%, 06/15/2016	106,397
	West Pennsylvania Funding
100,000	Series 1999-A, 6.980%, 12/25/2008	101,719

	TOTAL ASSET BACKED SECURITIES (Cost $576,681)	551,738

	U.S. GOVERNMENT AGENCY ISSUES - 15.96%
	AID - ISRAEL
200,000	5.500%, 09/18/2023	199,014
200,000	5.500%, 12/04/2023	199,014
	Amethyst,
166,674	4.620%, 04/15/2016	159,523
	Federal National Mortgage Association (FNMA)
200,000	4.500%, 02/15/2011	192,502
	6.000%, 05/01/2036	98,278

CHACONIA INCOME & GROWTH FUND, INC.
Schedule of Investments (continued)
June 30, 2006 (Unaudited)

Principal			Market
Amount			Value
		Government National Mortgage Association (GNMA)
		Real Estate Mortgage Investment Conduit Pass-Thru Certificates
99,822		5.500%, 01/20/2035	96,427
97,841		5.000%, 11/20/2035	92,078
143,227		Series 2002-83, Class A, 3.313%, 04/16/2017	138,868
110,983		Series 2004-78, Class A, 3.590%, 11/16/2017	106,819
93,170		Series 2005-2, Class B, 4.116%, 03/16/2019	90,079
132,352		Series 2003-48, Class AB, 2.866%, 02/16/2020	126,783
31,200		Series 2001-12, Class B, 6.207%, 06/16/2021	31,462
34,667		Series 2003-43, Class A, 2.709%, 07/16/2021	33,717
92,479		Series 2004-25, Class AC, 3.377%, 01/16/2023	88,162
83,973		Series 2005-14, Class A, 4.130%, 02/16/2027	81,376
88,368		Series 2003-72, Class B, 4.356%, 02/16/2030	84,715
		Rowan Companies
151,000		5.880%, 03/15/2012	151,950
		Small Business Administration (SBA) Participation Certificates:
113,615		Series 2004-10C, Class 1, 4.230%, 05/01/2014	108,428
229,715		Series 2002-20H, Class 1, 5.310%, 08/01/2022	225,069
82,947		Series 2003-20J, Class 1, 4.920%, 10/01/2023	79,084
352,414		Series 2004-20E, Class 1, 5.180%, 05/01/2024	340,596
176,930		Series 2004-20F, Class 1, 5.520%, 06/01/2024	174,486

		TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $2,699,966)	2,898,430

		VARIABLE RATE DEMAND NOTES - 1.02%
		MONEY MARKET FUNDS - 1.02%
183,534		First American Treasury Obligations Fund - Class Y, 4.77%	183,534
		TOTAL VARIABLE RATE DEMAND NOTES (Cost $183,534)	183,534
		Total Investments (Cost $14,752,136) - 100.82%	18,209,669
		Liabilities in Excess of Other Assets - (0.82)%	(148,044)
		TOTAL NET ASSETS - 100.00%	$18,061,625

	*	Non Income Producing
	(a)	Affiliated issuer
	(f)	Foreign security

See Notes to the Financial Statements.

CHACONIA INCOME & GROWTH FUND, INC.
Statement of Assets and Liabilities
June 30, 2006 (Unaudited)
ASSETS:
Investments, at value
Non-affiliates (cost $14,322,606)	$17,604,127
Affiliates (cost $429,530)	605,542
Interest receivable	42,841
Dividends receivable	12,796
Receivable from Fund shares sold	744
Other assets	20,875
Total assets	$18,286,925

LIABILITIES:
Accrued distribution fees	38,799
Accrued service fees	44,574
Payable to Transfer Agent	24,617
Payable to Adviser	27,864
Payable for Fund shares redeemed	5,000
Other accrued expenses	84,446
Total liabilities	225,300
NET ASSETS	$18,061,625

NET ASSETS CONSIST OF:
Capital stock ($0.01 par value)
and paid in capital	$22,742,657
Accumulated net realized
loss on investments	(8,138,565)
Net unrealized appreciation on investments	3,457,533
Total net assets	$18,061,625

Shares outstanding (8,000,000 shares authorized)	1,651,906

Net asset value, redemption price
and offering price per share	$10.93

CHACONIA INCOME & GROWTH FUND, INC.
Statement of Operations
For the Six Months Ended June 30, 2006
(Unaudited)

INVESTMENT INCOME:
Interest income	$115,621
Dividend income
Non-affiliates	95,970
Affiliates	30,919
Total investment income	242,510

EXPENSES:
Advisory fees	59,706
Distribution fees	47,308
Service fees	23,654
Shareholder servicing and accounting costs	65,889
Professional fees	62,320
Directors fees and expenses	23,903
Administration fees	22,046
Custody fees	4,506
Federal and state registration fees	3,019
Other	15,659
Total expenses	328,010

NET INVESTMENT LOSS	(85,500)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments
Non-affiliates	300,769
Affiliates	190,933
Net change in unrealized appreciation
/depreciation on investments	(527,978)
Net realized and unrealized loss
on investments	(36,276)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(121,776)

See Notes to the Financial Statements.

CHACONIA INCOME & GROWTH FUND, INC.
Statement of Changes in Net Assets

	Period Ended	Year Ended
	June 30, 2006	December 31, 2005
	(Unaudited)
OPERATIONS:
Net investment loss	$(85,500)	$(141,413)
Net realized gain(loss) on investments	491,702	1,528,825
Net change in unrealized appreciation
/depreciation on investments	(527,978)	(296,129)
Net decrease in net assets
from operations	(121,776)	1,091,283

DISTRIBUTIONS TO SHAREHOLDERS
FROM NET INVESTMENT INCOME:	—	(97,175)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	691,920	647,555
Reinvestment of dividends		68,422
Payment for shares redeemed	(1,933,795)	(4,509,076)
Redemtion fees	9,251	—
Net decrease in net assets from
capital share transactions	(1,232,624)	(3,793,099)

TOTAL (DECREASE) IN NET ASSETS	(1,354,400)	(2,798,991)

NET ASSETS:
Beginning of year	19,416,025	22,215,016
End of year	$18,061,625	$19,416,025

CHANGES IN SHARES OUTSTANDING:
Shares sold	62,831	60,428
Shares issued to holders in
reinvestment of dividends	—	6,215
Shares redeemed	(174,734)	(424,961)
Net decrease	(111,903)	(358,318)
Beginning Shares	1,763,809	2,122,127
Ending Shares	1,651,906	1,763,809

See Notes to the Financial Statements.

CHACONIA INCOME & GROWTH FUND, INC.
Financial Highlights

	For the
	Six Months Ended		Year Ended December 31,
	June 30, 2006		2005		2004		2003		2002	2001
	(Unaudited)
Per Share Data (for a share outstanding throughout the year):

Net asset value,
beginning of year	$ 11.01		$ 10.47		$ 9.80		$ 8.02		$ 9.75	$ 10.57

Income from investment operations:
Net investment income (loss)	(0.05	) (1)	(0.12	) (1)	(0.06	) (1)	(0.10	) (1)	0.03 (1)	0.02 (1)
Net realized and unrealized
gain (loss) on investments	(0.03)		0.72		0.73		1.92		(1.70)	(0.80)
Total from investment operations	(0.08)		0.60		0.67		1.82		(1.67)	(0.78)

Less distributions:
From net investment income	0.00	(2)	(0.06)		0.00	(2)	(0.04)		(0.06)	(0.04)
Total distributions	0.00		(0.06)		0.00		(0.04)		(0.06)	(0.04)

Net asset value, end of year	$10.93		$11.01		$10.47		$9.80		$8.02	$9.75

Total return	-0.73%		5.69%		6.88%		22.71%		-17.15%	-7.33%

Supplemental data and ratios:
Net assets, end of period (in thousands)	$ 18,062		$ 19,416		$ 22,215		$ 22,799		$ 20,637	$ 30,235

Ratio of expenses to average net assets	3.47%		3.10%		3.16%		3.93%		3.40%	2.91%

Ratio of net investment income to average net assets	(0.91)%		(0.69)%		(0.44)%		(0.98)%		0.36%	0.19%

Portfolio turnover rate	4.95%		26.43%		21.25%		13.70%		16.36%	19.65%

(1)	Net investment income per share is calculated using the ending balance of undistributed net investment income prior to consideration of adjustments for permanent book and tax differences.
(2)	Amount is less than $0.01.

CHACONIA INCOME & GROWTH FUND, INC.
Notes to Financial Statements
June 30, 2006(Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Chaconia Income & Growth Fund, Inc. (the “Fund”) is organized as a Maryland Corporation, incorporated on October 24, 1990, and registered as an open-end, diversified, management investment company under the Investment Company Act of 1940, as amended. The Fund’s investment objective is high current income and capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

a)
Investment Valuation - Securities listed on the NASDAQ National Market are valued at the NASDAQ Official Closing Price (“NOCP”). Other securities traded on a national securities exchange (including options on indices so traded) are valued at the last sales price on the exchange where primarily traded. Exchange-traded securities for which there is no NOCP are valued at the mean of the bid and ask prices. Securities for which market quotations are not readily available are valued at fair market value as determined in good faith under procedures established by the Board of Directors. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates fair value. Debt securities having maturities over 60 days or for which amortized cost is not deemed to reflect fair value may be priced by independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

b)
Federal Income Taxes - Provision for federal income taxes or excise taxes has not been made since the Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

c)
Distributions to Shareholders - Dividends from net investment income and distributions of net realized gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

d)
Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

e)
Foreign Securities - Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

f)
Other - Investment and shareholder transactions are recorded on the trade date. The Fund determines the gain or loss realized from the sale of investment securities by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Bond premiums and discounts are amortized using the effective interest method.

g)
Guarantees and Indemnifications - In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

CHACONIA INCOME & GROWTH FUND, INC.
Notes to Financial Statements (continued)
June 30, 2006(Unaudited)

2.	INVESTMENT TRANSACTIONS AND TAX INFORMATION

The aggregate purchases and sales of securities, excluding short-term investments, by the Fund for the six months ended June 30, 2006 were as follows:

	Purchases	Sales

U.S. Government	$299,416	$169,127

Other	3,557,074	5,022,376

As of December 31, 2005, the components of accumulated earnings on a tax basis were as follows:

Cost of investments	$16,087440

Gross unrealized appreciation	4,076,736
Gross unrealized depreciation	(578,475)
Net unrealized depreciation	$3,498,261

Undistributed ordinary income
Undistributed long-term capital gain	—
Total distributable earnings	—

Other accumulated gains/losses	$(8,605,075)
Total accumulated earnings/(losses)	$(5,106,814)

At December 31, 2005, the Fund had accumulated capital loss carryforwards of $3,103,208 expiring in 2008, $5,220,744 expiring in 2009, 413,844 expiring in 2010 and 244,113 expiring in 2011. To the extent that the Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryforwards. In addition, the Fund realized, on a tax basis, a post-October loss through December 31, 2005 of 63,253. This loss is not recognized for tax purposes until the first day of the following fiscal year.

The tax character of distributions during the year ended December 31, 2005 is as follows:

Fiscal Year Ended December 31, 2005
Distributions paid from:
Ordinary Income	$97,175
Long-term capital gains	—

There we no distribution made by the Fund during the six months ended June 30, 2006.

3.	INVESTMENT MANAGEMENT FEE AND OTHER AGREEMENTS

The Fund has an investment advisory and management agreement with Earnest Partners, LLC (the “Adviser”). Under the agreement, the Adviser provides the Fund with investment advisory and management services for which the Fund pays a fee at an annual rate of the greater of $50,000 or 0.75% of the portion of the daily net assets not exceeding $10 million; 0.50% of the portion of the daily net assets exceeding $10 million but not exceeding $20 million; and 0.25% of the portion of the daily net assets exceeding $20 million.

U.S. Bancorp Fund Services, LLC serves as Transfer Agent, Administrator and Accounting Services Agent for the Fund. U.S. Bank, N.A. serves as Custodian for the Fund.

4.	SERVICE AND DISTRIBUTION PLANS

The Fund pays service fees to certain entities for personal service and/or maintenance of shareholder accounts. Service fees are calculated up to 0.25% of each shareholder account opened with the Fund as a result of a sale made by the particular entity of the Fund’s shares. The Fund incurred service fees of $23,654 under this agreement during the six months ended June 30, 2006.

The Board of Directors has adopted a Distribution Plan (the “Plan”) applicable to the Fund under Rule 12b-1 of the Investment Company Act of 1940, as amended. Pursuant to the Plan, registered brokers and dealers and qualified recipients are reimbursed by the Fund for services provided and expenses incurred in connection with the sale of the Fund’s shares of up to 0.50% of the average daily net assets of the Fund. In November 2002, the Fund entered into a distribution agreement with Chaconia Financial Services, Inc. (“CFS”), a registered broker-dealer and subsidiary of the Trinidad & Tobago Unit Trust Corporation (“UTC”), the Fund’s sponsor, for distribution of Fund shares in the United States of America. For the six months ended June 30, 2006, CFS and UTC earned $47,308.

CHACONIA INCOME & GROWTH FUND, INC.
Notes to Financial Statements (continued)
June 30, 2006(Unaudited)
5.	TRANSACTIONS WITH AFFILIATES

The following company is affiliated, as defined in Section (2)(a)(3) of the Investment Company Act of 1940, with the Chaconia Income & Growth Fund.

Name of Issuer	Share Balance at January 1, 2006	Purchases	Sales	Share Balance at June 30, 2006
Trinidad & Tobago Unit Trust Corporation - First Unit Scheme*	477,123	—	240,000	237,123

Cost	$864,271	—	434,741	$429,530

* Dividends paid to the Fund during the year were $30,919. The Fund realized $190,933 in long-term capital gains as a result of the sale of 240,000 shares of the Trinidad & Tobago Unit Trust Corporation - First Unit Scheme.

CHACONIA INCOME & GROWTH FUND, INC.
DISCLOSURE REGARDING THE BOARD OF DIRECTORS APPROVAL OF THE
INVESTMENT ADVISORY CONTRACT FOR THE CHACONIA INCOME AND GROWTH FUND

Members of the board of directors of the Chaconia Income and Growth Fund (the “Board”), including a majority of whom are not affiliated with the Fund’s adviser (“Independent Directors”), met on February 24, 2006 and approved the continuation of the Fund’s investment management agreement with the Adviser. Although the Independent Directors met specifically on that date to consider the renewal of the investment management agreement, the Independent Directors received information periodically throughout the year that they considered in the investment management agreement renewal process. Based on it evaluation of information provided by the Adviser, in conjunction with the Fund’s other service providers, the Board, including the majority of the Independent Directors, approved the continuation of the investment management agreement for the Fund for an additional one-year period.

In considering the contract and reaching its conclusions, the Board reviewed and analyzed various factors that it determined were relevant, including the factors below.

1.
Nature, Extent and Quality of Services Provided by the Adviser - The Board’s analysis of the nature, extent and quality of the Adviser’s services to the Fund took into account knowledge gained from the Board’s regular quarterly meetings with the Adviser throughout the year. In addition, the Board reviewed and considered the Adviser’s resources and key personnel involved in providing investment management services to the Fund and the Adviser’s management history. The Board also considered other services that the Adviser provided for the Fund, such as monitoring adherence to the Fund’s investment restrictions, providing support services to the Board and the Audit Committee of the Board and monitoring compliance with other applicable securities laws and regulations. The Board concluded that the nature, extent and quality of the services provided by the Adviser to the Fund was appropriate and that the Fund was likely to continue to benefit from services provided under its contract with the Adviser.

2.
Investment Performance of the Adviser and the Fund - In considering the investment performance of the Fund, the Board reviewed information regarding the Fund’s performance in comparison to various stock market indices and also peer funds. With respect to the Fund’s performance relative to stock market indices, the Board noted that the Fund had modestly underperformed certain benchmarks and slightly outperformed other benchmarks for the 12 months ended December 31, 2005. The Board also considered the Adviser’s quarterly portfolio commentary and review of the Fund’s performance, including discussions regarding the Fund’s performance during those periods. The Board also reviewed and compared the Fund’s performance relative to other peer funds. After considering all of the information, the Board concluded that, although past performance is not a guarantee of future results, the Fund and it shareholders were likely to benefit from the Adviser’s management of the Fund.

3.
Cost of Services Provided and Profits Realized by the Adviser - The Board examined the fee and expense information for the Fund relative to other funds of comparable size, character and investment objective. The Board noted that the Fund’s investment management fee was in the second quartile relative to peer funds, but also observed that the Fund’s total expense ratio, was in the fourth quartile relative to the Fund’s peers. The Board also reviewed and considered management fees charged by the Adviser to other investment advisory clients and generally discussed the cost of obtaining alternative investment advisory services. In light of all of the information that the Board received and considered, it concluded that the management fees were reasonable with respect to the services provided and the performance of the Fund.

4.
Economies of Scale and Fee Levels Reflecting Those Economies - The Board considered the extent to which economies of scale would be realized as the Fund grows, including a consideration of breakpoints in the investment management agreement fee schedule. The Board noted that the investment management fees were adjusted if economies of scale were realized as the Fund grew.

5.
Benefits Derived from the Relationship with the Fund - The Board noted that the Adviser received minimal ancillary benefits from it association with the Fund in the form of soft-dollar research and the development of managed account relationships.

After consideration of the above factors as well as other factors, the Board, including the majority of the Independent Directors, concluded that the approval of the renewal of the Fund’s advisory agreement was in the best interest of the Fund and its shareholders.

CHACONIA INCOME & GROWTH FUND, INC.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-368-3322 or on the SEC website at www.sec.gov.

The actual voting recorded relating to portfolio securities during the twelve month period ended June 30, 2006 (as filed with the SEC on Form N-PX) are available without charge by calling 1-800-368-3322 or by accessing the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE

The Fund files complete schedules of portfolio holdings for the Fund’s first and third fiscal quarters with the SEC on Form N-Q. The Form N-Q will be available without charge, upon request, by calling 1-800-368-3322 or by accessing the SEC’s website at www.sec.gov. The Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

CHACONIA INCOME & GROWTH FUND, INC.

DIRECTORS AND PRINCIPAL OFFICERS
Dr. Roosevelt J. Williams, Chairman
Dr. Anthony T. Bryan, Director
Dr. John A. Cole, Director
Nigel Scott, Director
Michael Alexander, President and Director
Eutrice Carrington, Vice President and Treasurer
Gayle Daniel-Worrell, Director, Vice President and Secretary
Larry Olton, Chief Compliance Officer

INVESTMENT ADVISER
Earnest Partners, LLC
1180 Peachtree Street, NE, Suite 2300
Atlanta, Georgia, 30309

DISTRIBUTOR
Chaconia Financial Services, Inc.
c/o Trinidad & Tobago Unit Trust Corporation
UTC Financial Center
82 Independence Square
Port of Spain, Trinidad

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 East Wisconsin Avenue, Suite 1500
Milwaukee, Wisconsin 53202

LEGAL COUNSEL
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

CUSTODIAN
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, Ohio 45202

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

SEMI ANNUAL REPORT June 30, 2006

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-ended investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the support filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.
(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Chaconia Income & Growth Fund, Inc

By /s/ Michael Alexander
Michael Alexander, President

Date 09/08/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eutrice Carrington
Eutrice Carrington, Treasurer

Date 09/08/06